Debt - Schedule of Prepayment of Debt Note (Details) (10-K)	12 Months Ended
May 31, 2020
Under 30 [Member]
Payment Amount	115% of Principal Amount (as hereinafter defined) so paid
Debt interest rate	115.00%
31-60 [Member]
Payment Amount	120% of Principal Amount so paid
Debt interest rate	120.00%
61-90 [Member]
Payment Amount	125% of Principal Amount so paid
Debt interest rate	125.00%
91-180 [Member]
Payment Amount	135% of Principal Amount so paid
Debt interest rate	135.00%